UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release no. 32722/July 3, 2017

________________________________________________

In the Matter of :

:

Franklin Fund Allocator Series :

Franklin Advisers, Inc. :

Franklin Templeton Distributors, Inc. :

:

One Franklin Parkway :

San Mateo, CA 94403 :

:

(812-14611) :

________________________________________________:

ORDER UNDER SECTION 12(d)(1)(J) OF THE INVESTMENT COMPANY ACT OF

 1940 GRANTING AN EXEMPTION FROM SECTIONS 12(d)(1)(A), (B), AND

 (C) OF THE ACT, UNDER SECTIONS 6(c) AND 17(b) OF THE ACT

GRANTING AN EXEMPTION FROM SECTION 17(a) OF THE ACT, AND UNDER

 SECTION 6(C) OF THE ACT FOR AN EXEMPTION FROM RULE 12d1-2(a)

UNDER THE ACT

Franklin Fund Allocator Series, Franklin Advisers, Inc., and

 Franklin Templeton Distributors, Inc. filed an application

on February 9, 2016, and an amendment to the application on

May 23, 2017, requesting an order under section 12(d)(1)(J)

of the Investment Company Act of 1940 (the "Act") granting

 an exemption from sections 12(d)(1)(A), (B), and (C) of the

 Act, under sections 6(c) and 17(b) of the Act granting an

exemption from section 17(a) of the Act, and under section

6(c) of the Act for an exemption from rule 12d1-2(a) under

the Act. The order would permit (a) certain registered open-end management investment companies that operate as "funds of funds"

 to acquire shares of certain registered open-end management investment companies, registered closed-end management investment companies, "business development companies," as defined by section

 2(a)(48) of the Act, and registered unit investment trusts that are within and outside the same group of investment companies as the acquiring investment companies and (b) certain registered open-end management investment companies relying on rule 12d1-2 under the Act to invest in certain financial instruments.

On June 5, 2017, a notice of the filing of the application was issued (Investment Company Act Release No. 32669). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be

issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

2

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended,

that granting the requested exemption is appropriate in and

consistent with the public interest and consistent with the

protection of investors and the purposes fairly intended by

 the policy and provisions of the Act.

It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the

 general purposes of the Act.

Accordingly,

IT IS ORDERED, that the relief requested under section 12(d)(1)(J)

 of the Act from sections 12(d)(1)(A), (B), and (C) of the Act,

 under sections 6(c) and 17(b) of the Act from section 17(a) of the Act, and under section 6(c) of the Act for an exemption from rule 12d1-2(a) under the Act by Franklin Fund Allocator Series,

et al. (File No. 812-14611) is granted, effective immediately,

subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management,

 under delegated authority.

Eduardo Aleman

Assistant Secretary